UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number: 028-13652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            October 5, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               32
                                                  -----------------------

Form 13F Information Table Value Total:            $152967 (x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ATT&T Inc                    COM              00206R102       246.56      6540             SOLE                      6540
Amarin Corp Plc New Adrf     SPON ADR NEW      23111206       997.83     79350             SOLE                     79350
Antares Pharma Inc           COM               36642106        67.58     15500             SOLE                     15500
Apple Computer Inc           COM              037833100       930.64      1395             SOLE                      1395
Baker Hughes Inc             COM              057224107      7662.32    169408             SOLE                    169408
Bank of America Corp         COM               60505104       118.77     13451             SOLE                     13451
Berkshire Hathaway Cl B      CL B             084670207       495.42      5617             SOLE                      5617
Boston Scientific Corp       COM              101137107        58.84     10250             SOLE                     10250
Cenovus Energy Inc           COM              15135U109      8403.73    241140             SOLE                    241140
Chevrontexaco Corp           COM              166764100       286.15      2455             SOLE                      2455
Chimera Investment Corp      COM              16934Q109        33.88     12500             SOLE                     12500
Cliffs Natural resources Inc COM              18683K101       215.22      5500             SOLE                      5500
Companhia Vale Do Adr        COM              91912E105      6619.10    369782             SOLE                    369782
Exxon Mobil Corporation      COM              30231G102       456.84      4995             SOLE                      4995
Gencor Industries Inc        COM              368678108       133.20     18000             SOLE                     18000
Goldman Sachs Group Inc      COM              38141G104       319.62      2812             SOLE                      2812
Hertz Global Hldgs Inc       COM              42805T105      7539.47    549124             SOLE                    549124
Metlife Inc                  COM              59156R108      6907.37    200446             SOLE                    200446
National Oilwell Varco       COM              637071101     11146.59    139141             SOLE                    139141
Newcastle Investment Cp      COM              65105M108     10237.82   1359604             SOLE                   1359604
Promotora De Info Adr Bf     ADR CL B Conv    74343G303      2024.24    950349             SOLE                    950349
Promotora De Info S          ADR CL A SHS     74343G204       309.84    163076             SOLE                    163076
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      4866.35    357032             SOLE                    357032
Prudential Financial Inc     COM              744320102      2010.93     36891             SOLE                     36891
Seadrill Ltd                 SHS              G7945E105      8931.89    227738             SOLE                    227738
Sigma Aldrich Corp           COM              826552101       274.93      3820             SOLE                      3820
Sino Clean Energy New        COM NEW          82936G200         6.60     20000             SOLE                     20000
Sirius Satellite Radio       COM              86967N108        39.89     15400             SOLE                     15400
Superior Energy Services     COM              868157108      8692.64    423618             SOLE                    423618
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     23596.20    627225             SOLE                    627225
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     26771.47    973154             SOLE                    973154
Teekay Tankers Ltd Cl Af     CL A             Y8565N102     12565.20   3359679             SOLE                   3359679

TOTAL $152967 (X1000)

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